Derivative Financial Instruments and Related Hedging Programs, Realized and Unrealized Gains and Losses Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized And Unrealized Gains and Losses
Total realized gains (losses)	$ 4.4	$ (1.9)	$ (52.6)
Total unrealized (losses) gains	(25.9)	(5.6)	80.5
Aluminum
Realized And Unrealized Gains and Losses
Total realized gains (losses)	9.6	(0.6)	(29.2)
Total unrealized (losses) gains	(26.5)	3.6	61.2
Natural Gas
Realized And Unrealized Gains and Losses
Total realized gains (losses)	(5.2)	(1.3)	(10.0)
Total unrealized (losses) gains	(1.6)	(4.4)	3.7
Foreign Currency
Realized And Unrealized Gains and Losses
Total realized gains (losses)	0	0	(13.4)
Total unrealized (losses) gains	0	0.1	15.6
Electricity
Realized And Unrealized Gains and Losses
Total unrealized (losses) gains	(1.8)	0	0
Call Options | Hedges Relating to the Notes
Realized And Unrealized Gains and Losses
Total unrealized (losses) gains	(2.1)	17.0	0
Bifurcated Conversion Feature | Hedges Relating to the Notes
Realized And Unrealized Gains and Losses
Total unrealized (losses) gains	$ 6.1	$ (21.9)	$ 0